united states
                                            securities and exchange commission
                                                 washington, d.c. 20549

                                             form n-csr

                         certified shareholder report of registered management
                                        investment companies

Investment Company Act file number 811-21070

 Runkel Funds, Inc.
                           (Exact name of registrant as specified in charter)

 903 Chevy Street, Belmont, California 94002
         (Address of principal executive offices)             (Zip code)

 Timothy Ashburn, Unified Fund Services, Inc., 431 North Pennsylvania Street,
                                           Indianapolis, Indiana 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  06/30

Date of reporting period:  06/30/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.



Management's Discussion of Fund Performance


To All Shareholders,

     Despite dramatic swings in stock prices over the last twelve months, we are pleased to report that the Runkel Value Fund faired very well, outperforming the S&P 500 Index since the Fund's inception date on July 01, 2002. The Fund also outperformed the Index over the latest quarter and on a year to date basis.

-------------------------------------------------------------------------------
Total returns through 6/30/03:

                             Qtr. ending         Year             Since
Inception to
                               6/30/03           to Date          Inception
Runkel Value Fund              +17.70%           +14.38%          +3.02%
S&P 500 Index                  +15.39%           +11.76%          +2.44%

     Past performance is no guarantee of future results. An investor's shares when redeemed will be worth more or less than their original cost. Since inception figures are for the period from 7/01/02 to 6/30/03.

-------------------------------------------------------------------------------

                Runkel Value Fund     S&P 500 Index
  7/1/02             10,000.00          10,000.00
 7/31/02              9,653.33           9,422.21
 8/31/02              9,713.33           9,483.90
 9/30/02              8,546.67           8,454.12
10/31/02              9,060.00           9,197.50
11/30/02              9,640.00           9,738.32
12/31/02              9,006.71           9,166.53
 1/31/03              8,813.08           8,926.87
 2/28/03              8,686.23           8,792.73
 3/31/03              8,753.00           8,877.85
 4/30/03              9,580.89           9,608.77
 5/31/03             10,141.72          10,114.55
 6/30/03             10,301.96          10,243.75


     *This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on July 1, 2002 (commencement of operations) and held through June 30, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stocks. Performance figures reflect the change in value of the stocks in the index, reflect reinvestment of dividends and are not annualized. The index returns do not reflect expenses, which have been deducted from the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

     The Fund began during a period of extreme pessimism where stock prices were driven by fear and emotion rather than fundamentals. Our nation was on high alert for terrorist attacks, the economy was on the verge of a double-dip recession, several high profile companies went bankrupt, and corporate scandals were front-page news nearly every day. Investors' confidence was shaken and on top of all this, our country was about to go to war with Iraq. As a result, there was a broad-based decline in equity prices during the third quarter of 2002 as investors bailed out of the stock market in droves. Instead of waiting on the sidelines for the environment to improve, we used the general decline in equity prices as an opportunity to acquire strong businesses at attractive prices.

     Slowly, the economic and political environment began to improve. In response to public outrage, regulators passed new laws to curb corporate fraud and increase the accountability of corporate executives. The Sarbanes-Oxley Act of 2002 forced top corporate executives to personally verify the accuracy of their company's financial statements and gave added responsibility to independent board members. On the economic front, the Federal Reserve helped by lowering interest rates in an effort to help stimulate economic growth. The stock market bottomed in early October but remained extremely volatile through the end of the year as economic data and earnings reports failed to provide any convincing evidence of an imminent turnaround. In addition, the threat of the war in Iraq continued to weigh on the market. Soon after the war began, however, it became apparent that major conflict in Iraq would end fairly quickly. As concerns over the war faded in early March, the stock market staged a dramatic rally, which continued through the end of June. In spite of the extreme volatility over the past year, the overall stock market rose modestly while the Fund performed slightly better than the market as the value of many of the companies we purchased early in the period began to be recognized in the market.

Outlook - Economy & Stock Market

     The economic and political environment has improved dramatically since last July. The combination of fiscal and monetary stimulus and reduced concerns regarding the war in Iraq has helped inspire confidence in equities again. The Federal Reserve continues to lower interest rates to stimulate the economy and short-term rates are now at 1.00%, the lowest in 45 years. The Fed also helped lower long-term interest rates indicating that deflation was a greater risk than inflation. Therefore, unlike previous recoveries where the Fed has preemptively tightened on stronger growth alone, they are likely to tolerate above average economic growth for some time until they are confident that the risk of deflation has been eliminated. Lower interest rates should continue to spur refinancing activity, which will help consumers lower their mortgage payments and improve their credit profiles. The implementation of the new tax cut plan will also put more money into consumers' pockets which should help drive spending activity going forward. Corporate excesses created during the bubble years are diminishing as companies continue to cut capital expenditures to more sustainable levels. Lower capital spending, while depressing economic growth in the near term, is helping to improve corporate cash flows and balance sheets which are the precursors to higher profits, increased spending and the creation of new of jobs.

     In view of the positive fundamental backdrop of simulative fiscal and monetary policy and the potential for a rebound in economic growth and corporate earnings, we believe that much of the optimism in stock prices is justified. On the other hand, we are still in a post-bubble economy and capital spending continues to be depressed. Oil prices remain high and corporations are still cutting jobs. Considering the size of the move in stock prices since early March without a corresponding increase in corporate earnings, stock prices may be ahead of fundamentals at this time. Until there is a clearer picture regarding the outlook for the economy and corporate earnings, stock market volatility is likely to remain high.

Outlook - Runkel Value Fund

     Over the last year, we have built a concentrated portfolio of high-quality, low-risk companies, which we believe are not only undervalued but will grow their values over time. As a result, we believe the Fund has the potential to produce long-term returns superior to that of the overall market.

     While the economic and political environments are constantly changing, our investment strategy will remain the same. We identify strong companies and buy them only when they are available at low enough prices to offer a worthwhile return. Instead of scattering our picks over hundreds of stocks and replicating the market, we concentrate the Fund in our best-undervalued ideas in an attempt to produce superior long-term performance. We also strive to keep expenses and turnover low. We believe in our investment approach so strongly that we put our own money on the line so our interests are aligned with shareholders.

     Thank you for your support of the Runkel Value Fund. We welcome your comments and look forward to serving you in the future.


/s/ Thomas J. Runkel

Thomas J. Runkel, CFA
President, Runkel Funds, Inc.

Runkel Value Fund
Schedule of Investments
June 30, 2003


Common Stocks - 90.41%                                                Shares                           Value

Cable & Other Pay Television Services - 13.12%
Comcast Corp. Class A (a)                                                 1,035                       $    31,236
Comcast Corp. (a)                                                         2,000                            57,660
Liberty Media Corp. (a)                                                   9,074                           104,895
                                                                                                  ----------------

                                                                                                          193,791
                                                                                                  ----------------

Electrical & Other Equipment - 4.47%
General Electric Co.                                                      2,300                            65,964
                                                                                                  ----------------

Finance Services - 6.44%
American Express Co.                                                      2,275                            95,118
                                                                                                  ----------------

Food Products - 4.22%
Kraft Foods, Inc. Class A                                                 1,915                            62,333
                                                                                                  ----------------

Motor Vehicles Manufacturers - 5.21%
Ford Motor Co.                                                            7,000                            76,930
                                                                                                  ----------------

Petroleum Refining - 4.13%
Exxon Corp.                                                               1,700                            61,047
                                                                                                  ----------------

Pharmaceutical Preparations - 3.69%
Merck & Co., Inc.                                                           900                            54,495
                                                                                                  ----------------

Refuse Systems - 5.22%
Waste Management, Inc.                                                    3,200                            77,088
                                                                                                  ----------------

Retail - Eating Places - 6.13%
McDonald's Corp.                                                          4,100                            90,446
                                                                                                  ----------------

Retail - Grocery Stores - 2.49%
Kroger Corp. (a)                                                          2,200                            36,696
                                                                                                  ----------------

Retail - Lumber & Other Building Materials Dealers - 4.71%
Home Depot Inc.                                                           2,100                            69,552
                                                                                                  ----------------

Savings Institutions, Not Federally Chartered - 4.34%
Washington Mutual, Inc.                                                   1,550                            64,015
                                                                                                  ----------------

Semiconductors & Related Devices - 4.22%
Intel Corp.                                                               3,000                            62,352
                                                                                                  ----------------

Services - Computer Processing & Data Preparation - 2.29%
Automatic Data Processing, Inc.                                           1,000                            33,860
                                                                                                  ----------------

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Schedule of Investments - continued
June 30, 2003


Common Stocks - 90.41% - continued                                    Shares                           Value

Services - Employment Agencies - 4.94%
Robert Half International, Inc. (a)                                       3,850                          $ 72,919
                                                                                                  ----------------

Services - Miscellaneous Amusement & Recreation - 5.48%
Walt Disney Co.                                                           4,100                            80,975
                                                                                                  ----------------

Services - Personal Services - 5.13%
H & R Block, Inc.                                                         1,750                            75,688
                                                                                                  ----------------

Water Transportation - 4.18%
Tidewater, Inc.                                                           2,100                            61,677
                                                                                                  ----------------

TOTAL COMMON STOCKS (Cost $1,153,791)                                                                   1,334,946
                                                                                                  ----------------

Money Market Securities - 9.72%
Huntington Money Market Fund IV, 0.29%, (Cost $143,478) (b)             143,478                           143,478
                                                                                                  ----------------

TOTAL INVESTMENTS (Cost $1,297,269) - 100.13%                                                           1,478,424

Liabilities in excess of cash and other assets - (0.13%)                                                   (1,901)
                                                                                                  ----------------

TOTAL NET ASSETS - 100.00%                                                                           $  1,476,523
                                                                                                  ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Assets and Liabilities
June 30, 2003




Assets
Investments in securities, at value (cost $1,297,269)                                                $ 1,478,424
Dividend and interest receivable                                                                           1,570
Receivable for investments sold                                                                            7,287
Due from advisor                                                                                           9,636
                                                                                                  ---------------
     Total assets                                                                                      1,496,917
                                                                                                  ---------------

Liabilities
Other payables and accrued expenses                                                                       20,394
                                                                                                  ---------------
     Total liabilities                                                                                    20,394
                                                                                                  ---------------

Net Assets                                                                                           $ 1,476,523
                                                                                                  ===============

Net Assets consist of:
Paid in capital                                                                                      $ 1,357,005
Undistributed net investment income                                                                        2,276
Accumulated net realized loss on investments                                                             (63,913)
Net unrealized appreciation on investments                                                               181,155
                                                                                                  ---------------

Net Assets, for 95,683 shares                                                                        $ 1,476,523
                                                                                                  ===============


Net asset value,  offering and redemption price per share ($1,476,523 / 95,683)                          $ 15.43
                                                                                                  ===============

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Operations
Year ended June 30, 2003



Investment Income
Dividend income                                                                                    $ 15,688
Interest income                                                                                         836
                                                                                               -------------
  Total Income                                                                                       16,524
                                                                                               -------------

Expenses
Investment advisor fee                                                                               12,251
Administration expenses                                                                              15,009
Auditing expenses                                                                                     9,973
Custodian expenses                                                                                    6,680
Fund accounting expenses                                                                             13,962
Insurance expenses                                                                                      950
Legal expenses                                                                                       23,866
Directors expenses                                                                                      299
Pricing expenses                                                                                      1,975
Registration expenses                                                                                 5,983
Printing expenses                                                                                     1,596
Transfer agent expenses                                                                              18,261
Miscellaneous expenses                                                                                  997
                                                                                               -------------
  Total Expenses                                                                                    111,802
Less: fees waived and expenses reimbursed                                                           (99,515)
                                                                                               -------------

Net expenses                                                                                         12,287
                                                                                               -------------

   Net Investment Income                                                                              4,237
                                                                                               -------------


Realized & Unrealized Gain (Loss) on Investments
Net realized loss on investment securities                                                          (63,913)
Change in net unrealized appreciation
   on investment securities                                                                         181,155
                                                                                               -------------

Net realized and unrealized gain on investment securities                                           117,242
                                                                                               -------------

Net increase in net assets resulting from operations                                              $ 121,479
                                                                                               =============

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Statement of Changes In Net Assets


                                                                                             Year ended
Increase (Decrease) in Net Assets From:                                                     June 30, 2003  (a)
                                                                                           ----------------
Operations
  Net investment income                                                                            $ 4,237
  Net realized loss on investment securities                                                       (63,913)
  Change in net unrealized appreciation on investment securities                                   181,155
                                                                                           ----------------

  Net increase in net assets resulting from operations                                             121,479
                                                                                           ----------------
Distributions
  From net investment income                                                                        (1,961)
  From net realized gain                                                                                 -
                                                                                           ----------------

  Total distributions                                                                               (1,961)
                                                                                           ----------------
Capital Share Transactions
  Proceeds from shares sold                                                                      1,270,059
  Reinvestment of distributions                                                                      1,961
  Amount paid for shares repurchased                                                               (20,015)
                                                                                           ----------------
  Net increase in net assets resulting
     from share transactions                                                                     1,252,005
                                                                                           ----------------
Total Increase (Decrease) in Net Assets                                                          1,371,523

Net Assets
  Beginning of period                                                                              105,000
                                                                                           ----------------
  End of period [including undistributed net
    investment income of  $2,276]                                                              $ 1,476,523
                                                                                           ================

Capital Share Transactions
  Shares sold                                                                                       89,977
  Shares issued in reinvestment of distributions                                                       143
  Shares repurchased                                                                                (1,437)
                                                                                           ----------------

  Net increase from capital transactions                                                            88,683

  Shares outstanding, beginning of period                                                            7,000
                                                                                           ----------------

  Shares outstanding, end of period                                                                 95,683
                                                                                           ================


(a) The Fund commenced operations on July 1, 2002.

See accompanying notes which are an integral part of the financial statements.

Runkel Value Fund
Financial Highlights
For a share outstanding throughout the period


                                                                              Year ended
                                                                            June 30, 2003   (a)
                                                                           -----------------

Selected Per Share Data
Net asset value, beginning of period                                                $ 15.00
                                                                           -----------------
Income from investment operations:
  Net investment income                                                                0.04
  Net realized and unrealized gain                                                     0.41
                                                                           -----------------

Total from investment operations                                                       0.45
                                                                           -----------------
Less Distributions to shareholders:
  From net investment income                                                          (0.02)
  From net realized gain                                                               0.00
                                                                           -----------------

Total distributions                                                                   (0.02)
                                                                           -----------------

Net asset value, end of period                                                      $ 15.43
                                                                           =================

Total Return                                                                          3.02%

Ratios and Supplemental Data
Net assets, end of period (000)                                                    $ 1,477
Ratio of expenses to average net assets                                               1.00%
   after waiver & reimbursement
Ratio of expenses to average net assets
   before waiver & reimbursement                                                      9.11%
Ratio of net investment income to
   average net assets after waiver & reimbursement                                    0.35%
Ratio of net investment loss to
   average net assets before waiver & reimbursement                                  (7.76)%
Portfolio turnover rate                                                              28.09%


(a) The Fund commenced operations on July 1, 2002.

See accompanying notes which are an integral part of the financial statements.

                                                     Runkel Value Fund
                                                Notes to Financial Statements
                                                        June 30, 2003

NOTE 1.  ORGANIZATION

     Runkel Value Fund (the "Fund") is the initial series of Runkel Funds, Inc. (the "Corporation"). The Corporation is an open-end, management investment company that was organized as a Maryland corporation on March 20, 2002. The Fund currently offers one class of shares to investors. The Fund commenced operations on July 1, 2002. The Fund is a non-diversified series and its investment objective is to achieve long-term capital appreciation. The Corporation may offer new series and new classes of series at any time. The Fund's principal office is 903 Chevy Street, Belmont, California 94002. The Fund's investment adviser is Runkel Advisors, LLC (the "Advisor").


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     Securities Valuation- In valuing the Fund's assets for the purpose of determining net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the primary exchange on which the securities are listed on the business day as of which such value is being determined. If there has been no sale on such exchange on such day, the security is valued at the mean of the last bid and asked price on such day. If no quotations are readily available, then the security is valued at a price supplied by an independent pricing service. If no such price is available, the securities are valued at the fair market value as determined by the Valuation Committee of the Board of Directors.

     Federal Income Taxes- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     As of June 30, 2003, the Fund had a capital loss carryover of $58,983, which expires in 2011, available to offset future capital gains, if any. In addition, the Fund has elected to defer post-October capital losses of $4,930, and treat such losses as arising on July 1, 2003.

     Other- Security transactions are recorded on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Runkel Advisors, LLC, 903 Chevy Street, Belmont, California 94002, has been a registered investment adviser since April 2002. Thomas J. Runkel, sole owner of Runkel Advisors, LLC is the portfolio manager of the Fund. Mr. Runkel also serves as Chairman, President, Secretary, and Treasurer of the Corporation.

                                                     Runkel Value Fund
                                               Notes to Financial Statements
                                                   June 30, 2003 - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Under the Investment Advisory Agreement between the Corporation and the Advisor dated July 1, 2002, (the "Advisory Agreement"), the Advisor is responsible for providing a continuous investment program for the Fund, subject to the supervision of the Board of Directors. The Advisor determines the securities to be purchased, retained or sold by the Fund. The Advisor is also responsible for placing orders for the purchase and sale of the Fund's investments directly with the issuers or with brokers or dealers selected by the Advisor. As compensation for its services under the Advisory Agreement, the Advisor receives a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund up to and including $500 million and 0.80% thereafter. The Advisor has contractually agreed to reimburse expenses of the Fund and/or waive fees in order to ensure that total Fund operating expenses (not including brokerage commissions, taxes, interest and extraordinary expenses) on an annual basis do not exceed 1.00% for fiscal years ending June 30, 2003 and 2004. For the year ended June 30, 2003, the Advisor waived management fees of $12,251 and reimbursed Fund expenses of $87,264. Any fee returned or waived or payments made by the Advisor shall be reimbursed by the Fund in subsequent fiscal years to the extent operating expenses are less than the percentage limitation set forth; provided however, that no such reimbursement shall be made in any fiscal year which is more than three full fiscal years after the period in which the fee was returned or waived or such payment was made, and all reimbursements will be credited on a first-in, first-out basis. The Fund paid no fees to officers and directors for the fiscal year ended June 30, 2003. Independent directors are entitled to reimbursement for the expenses of attending board meetings.

     Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's Transfer Agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified, in its capacity as Fund administrator, provides the Fund with certain monthly reports, recordkeeping and other management-related services. Unified also serves as fund accountant and is responsible for pricing the Fund's portfolio securities and determining its net asset value on each day that the New York Stock Exchange is open for business. For its services as Transfer Agent, Unified receives a base fee from the Fund of $15 per active shareholder account per year, with a minimum fee of $10,500. For its services as fund accountant, Unified receives a fee of 0.05% for the first $50 million in average net assets, subject to a minimum annual fee of $14,000. For its services as administrator, Unified receives a fee of 0.10% for the first $50 million in average net assets, subject to a minimum annual fee of $15,050.

     Unified Financial Securities, Inc. (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

     The Board of Directors has adopted a Distribution Plan on behalf of the Fund, in accordance with Rule 12b-1 (the "Plan") under the Investment Company Act of 1940, as amended ("1940 Act"). The Plan authorizes the Fund to pay to the Adviser, as distribution coordinator, a distribution fee and/or shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders. The Fund or the Adviser may pay all or a portion of this fee to any registered securities dealer, financial institution or any other person who provides assistance in distributing or promoting the sale of shares, or who provides certain shareholder services. The Plan provides that no fees will be paid for the fiscal years ending June 30, 2003 and 2004.

                                                     Runkel Value Fund
                                                Notes to Financial Statements
                                                  June 30, 2003 - continued

NOTE 4.  INVESTMENTS

     For the year ended June 30, 2003, purchases and proceeds from sales of investment securities, other than short-term investments, aggregated $1,517,844 and $300,140, respectively. As of June 30, 2003, the gross unrealized appreciation for all securities totaled $190,304 and the gross unrealized depreciation for all securities totaled $9,149 for a net unrealized appreciation of $181,155. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,297,269.


NOTE 5. ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. OTHER RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2003, Richard A. Runkel held 46.39% of the outstanding Fund shares and Thomas J. Runkel held 27.39% of the outstanding Fund shares.


NOTE 7. DISTRIBUTION TO SHAREHOLDERS

     On December 19, 2002, an income distribution of $0.0204 per share was declared. The dividend was paid on December 20, 2002 to shareholders of record on December 19, 2002.

     The tax character of distributions paid during the fiscal year 2003 is as follows:

Distributions paid from:             2003
                                 -------------
       Ordinary Income                $ 1,961
       Short-Term Capital Gain              -
       Long-Term Capital Gain               -
                                 -------------
                                      $ 1,961
                                 =============


     As of June 30, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                                       $ 2,276
Capital loss carryforward                                           (58,983)
Unrealized appreciation                                             176,225
                                                             ---------------
                                                                  $ 119,518
                                                             ===============


     The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales and post-October losses.

                                                  Runkel Value Fund
                                             Notes to Financial Statements
                                                June 30, 2003 - continued

NOTE 8.  CAPITAL STOCK

     The Corporation is authorized to issue 2 million shares of common stock with a par value of $0.01 per share.

                                         DIRECTORS AND OFFICERS (Unaudited)

     The Board of Directors supervises the business activities of the Fund. The names of the Directors and executive officer of the Fund are shown below. The Fund's Statement of Additional Information contains additional information about Fund directors and is available, without charge, upon request by calling 1-800-419-5159.

================================ ============ =============== ========================== =============== ================
                                                                                         Number of
                                                                                         Portfolios in   Other
                                 Position(s)  Term of                                    Fund Complex    Directorships
                                 Held with    Office and      Principal Occupation(s)    Overseen by     Held by
Name, Address, and Age           Fund         Length of       During Past 5 Years        Director        Director
                                              Time Served
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------

Interested Director and
Officer:
                                 Chairman,    Indefinite
Thomas J. Runkel                 President,   term; Since
                                 Secretary    Fund's          Chairman, President,             1         None
903 Chevy Street,                and          inception       Secretary and Treasurer,
                                 Treasurer                    Runkel Funds, Inc.,
 Belmont, CA 94002                                            March 2002-Present;
                                                              Manager, Runkel
                                                              Advisors, LLC, March
                                                              2002-Present; Portfolio
Born:  10/14/58                                               Trader and Manager,
                                                              Franklin Templeton
                                                              Funds, Oct. 1983-January
                                                              2002.

-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------
Independent Directors:

Diomedes Loo-Tam*                Director     Since July 1,   Treasurer of the                 1         None
424 Matietta Drive                            2002 until      Franklin Group of Funds
San Francisco, CA                             August 21,      and Senior Vice
94127-1820                                    2003.           President of Franklin
                                                              Templeton Services, Inc.
Born:  2/17/39                                                from August 1997 to
                                                              retirement in February
                                                              2000.


Laird Foshay
7815 Adelaida Road               Director     Indefinite      Founder of INVESTools,
Paso Robles, CA 93446                         term; Since     Inc. from 1994 to May,
                                              Fund's          1999; director of
Born:  04/03/59                               inception       Telescan Inc. June, 1999        1         None
                                                              to August, 2000;
                                                              President of M&T
                                                              Publishing from 1982 to
                                                              1992.


Laura Fergerson
2737 Essex Place                 Director     Indefinite      Assistant Treasurer of          1         None
El Dorado Hills, CA 85762                     term: Since     the Franklin Group of
                                              August 21,      Funds and Vice President
Born: 05/14/62                                2003.           of Franklin Templeton
                                                              Services, LLC from June
                                                              1993 until May 23, 2003.
                                                              Treasurer of GAFO, (a
                                                              non-profit organization)
                                                              since July 1, 2001.
-------------------------------- ------------ --------------- -------------------------- --------------- ----------------

*Mr Loo-Tam retired as Director to the Fund on  August 21, 2003.

     The Audit Committee is a standing committee of the Fund and consists of the Independent Directors, Mr..Foshay and Ms. Fergerson. They meet at least annually to review the Fund's financial statements. On an annual basis, the Audit Committee will meet with the Fund's independent accountants to discuss their audit results and management's cooperation with the auditors.

     The Code of Ethics Review Committee is a standing committee of the Fund and consists of the Independent Directors, Mr. Foshay and Ms. Fergerson. This Committee will meet to review any Reportable Transactions, as defined under the Fund's Code of Ethics, and to determine any appropriate sanctions.

     The Valuation Committee is a standing committee of the Fund and consists of Mr. Runkel and Ms. Fergerson. This committee will meet only in the event that the Fund's Valuation Procedures require them to determine the fair market value of a security for which a price is not readily available.

                                                             PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at 1-800-419-5159; (2) on the Fund's website at www.runkelvaluefund.com; and (3) on the SEC's website at www.sec.gov.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Directors
Runkel Funds, Inc.
Los Angeles, California


     We have audited the accompanying statement of assets and liabilities of Runkel Value Fund, a series of shares of Runkel Funds, Inc., including the schedule of investments, as of June 30, 2003, and the related statements of operations, changes in net assets and the financial highlights for the period July 1, 2002 (commencement of operations) to June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund"s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Runkel Value Fund as of June 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the period July 1, 2002 (commencement of operations) to June 30, 2003, in conformity with accounting principles generally accepted in the United States of America.



/s/ Tait, Weller & Baker
TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
July 25, 2003

Item 2.  Code of Ethics.  Not applicable.


Item 3.  Audit Committee Financial Expert. Not applicable.


Item 4.  Principal Accountant Fees and Services.  Not applicable.


Items 5-6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of August 26, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

[Applies to annual and semi-annual reports.]  .

Item 10.  Exhibits.
(a)(1)   Not applicable.[see Item 2.]
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

     [File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy.


     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

     (b)  Provide the 906  Certification  as  required  by Rule  30a-2(b).

                                                              SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Runkel Funds, Inc.


/s/ Thomas Runkel
Thomas Runkel, President

Date 9/02/03

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Thomas Runkel
Thomas Runkel, President

Date  9/02/03


/s/ Thomas Runkel
Thomas Runkel, Treasurer

Date  9/02/03